Definition of Terms in Fund Name	Jun. 17, 2026
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

The Trust seeks above-average capital appreciation. Under normal circumstances, the Trust will invest at least 80% of its assets in common stocks of electric utilities companies, electric infrastructure companies, and technology companies that support the production of electricity. Electric utilities and infrastructure companies include companies classified under the utilities, industrials or energy sectors of the Global Industry Classification Standard (GICS®) engaged in one or more of the following business activities: (1) the production of electricity; (2) electric grid modernization or smart grid development; (3) the sourcing of material (such as uranium) utilized in the production of electricity; (4) the development and deployment of infrastructure that supports the transportation or production of electricity; (5) developing or supporting nuclear technologies for the production of electricity; and (6) the business of storing electricity. Technology companies that support the production of electricity include companies classified under the information technology sector of the GICS® engaged in one or more of the following business activities: (1) manufacturing of electronic equipment and instruments, including analytical, electronic test and measurement instruments and display screens, (2) manufacturing of semiconductor equipment, (3) production of semiconductor test, assembly and packaging systems and (4) manufacturing of printed circuit boards. The Trust is concentrated (i.e., invests 25% or more of Trust assets) in common stocks of companies within the industrials sector.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

The initial universe is comprised of electric utilities, electric infrastructure, and technology companies as described above.

Next, we examine the historical financial results of the common stocks from the initial universe. The common stocks are then evaluated using fundamental factors such as sales, earnings and cash flow growth; valuation factors such as price to earnings, price to cash flow, price to sales and price to book; technical factors such as price momentum and earnings surprises; and qualitative factors such as competitive advantages, new products and quality of management.

An estimated value is calculated for each of the companies utilizing a Cash Flow Return on Investment (“CFROI”) method. The CFROI method compares an estimate of a company’s internal rate of return against an estimate of a company’s cost of capital. Companies that generate returns in excess of their capital costs are favored over companies that do not. A secondary valuation is also made employing a concept called Economic Margin (“EM”). EM measures the return a company earns versus its cost of capital to determine if a company is generating wealth. The companies which currently trade at an attractive market price relative to their estimated value are favored over companies that do not.

The above factors are not specifically weighted, but rather are considered in combination with each other to construct an overall view for each common stock. After this holistic review, the Sponsor makes a final determination and selects the common stocks with the best prospects for above-average capital appreciation by identifying those that meet our investment objective, trade at attractive valuations, and, in our opinion, are likely to exceed market expectations of future cash flows. The Sponsor believes that electric utilities, electric infrastructure, and technology companies are well-positioned for above-average capital appreciation due to the anticipated increase in electricity demand.

The final portfolio consists of 30 approximately equally weighted common stocks of electric utilities, electric infrastructure, and technology companies.

While not a part of the Trust’s portfolio selection process, the Trust also invests in dividend-paying securities, foreign securities, depositary receipts, companies headquartered or incorporated in Europe and companies with various market capitalizations.

As with any similar investments, there can be no assurance that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.